UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     MARCH  31, 2001
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
  This Amendment (Check only one.):        [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Yeager, Wood &  Marshall, Inc.
                  -------------------------------------------------
Address:          630 Fifth Avenue, Suite 2900
                  -------------------------------------------------
                  New York, NY  10111
                  -------------------------------------------------

Form 13F File Number:    28-113
                         ------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gordon M. Marchand
         -----------------------------------------------
Title:   Vice President, Treasurer & Corporate Secretary
         -----------------------------------------------
Phone:   212-765-5350
         -----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Gordon M. Marchand          New York, NY                  MAY 2, 2001
    ----------------------------    -------------------------   ----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     20
                                                  -------------------------

Form 13F Information Table Value Total:                $ 329,872,651
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                    FORM 13F
            NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                  FILE #28-113
                                 DATE:03/31/01


      ITEM 1:           ITEM 2:       ITEM 3:         ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP         FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
------------------    --------------  ------        -----------   ---------   -----  ------  ------  ------  ----    ------    ----
ABBOTT LABORATORIES   COMMON STOCK   002824100        12,872      261,672        X                           103700          157972
AUTOMATIC DATA        COMMON STOCK   053015103        16,576      304,812        X                           100200          204612
 PROCESSING, INC.
AMERICAN INT'L GROUP  COMMON STOCK   026874107        22,377      277,971        X                            80065          197906
AMERICAN EXPRESS      COMMON STOCK   025816109         6,895      166,960        X                            70800           96160
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103        15,162      274,384        X                            82400          191984
GILLETTE COMPANY      COMMON STOCK   375766102        12,495      400,853        X                           141424          259429
HOME DEPOT INC.       COMMON STOCK   437076102        21,768      505,055        X                           142150          362905
JOHNSON & JOHNSON     COMMON STOCK   478160104        16,434      187,882        X                            71550          116332
COCA COLA COMPANY     COMMON STOCK   191216100        14,626      323,866        X                           115500          208366
MARRIOTT INTERNAT'L   COMMON STOCK   571903202        18,642      452,705        X                           187900          264805
MCDONALD'S CORP       COMMON STOCK   580135101        14,966      563,696        X                           187800          375896
MERCK & CO. INC.      COMMON STOCK   589331107        15,164      199,795        X                            93900          105895
MICROSOFT CORP        COMMON STOCK   594918104         3,139       57,400        X                                            57400
PFIZER, INC.          COMMON STOCK   717081103        19,254      470,175        X                           190800          279375
STARBUCKS CORP.       COMMON STOCK   855244109        24,790      584,150        X                           199360          384790
STAPLES INC.          COMMON STOCK   855030102        13,711      921,720        X                           415725          505995
STATE STREET CORP.    COMMON STOCK   857477103        21,975      235,275        X                            72750          162525
TIFFANY & COMPANY     COMMON STOCK   886547108        21,760      798,540        X                           216670          581870
WAL-MART STORES       COMMON STOCK   931142103        25,177      498,561        X                           146313          352248
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105        12,090      250,572        X                           118200          132372
GRAND TOTAL:                                     329,872,651

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